WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. TREASURY INFLATION PROTECTED SECURITIES - 92.0%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	$3,263,700	$3,384,254
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	4,347,502	4,656,933
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	5,823,488	6,711,970
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,038,112	1,147,379
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	7,149,546	6,251,642
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	650,620	549,988
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,026,936	995,998
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,639,128	7,368,199
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	1,512,758	1,099,151
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	3,761,450	2,616,349
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	402,580	408,482
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,186,200	1,167,182
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	1,111,891	1,077,427
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	9,820,746	9,603,566
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	6,958,758	6,679,516
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	6,897,429	6,624,841
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	6,357,480	6,057,590
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	2,446,020	2,363,702
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	2,741,209	2,689,138
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,502,316	4,425,484
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,871,328	1,774,074
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	4,651,200	4,337,114
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	558,110	514,390
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	3,345,675	3,058,362
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	3,213,888	3,208,441

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $97,693,266)				88,771,172

CORPORATE BONDS & NOTES - 4.5%
ENERGY - 2.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	5,000	4,902

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	112,829
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	410,000	397,111
Devon Energy Corp., Senior Notes	5.850%	12/15/25	490,000	498,160
Energy Transfer LP, Senior Notes	2.900%	5/15/25	30,000	28,605
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	420,000	325,676
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	87,405
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	170,000	167,516
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	110,932

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report	1

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	$130,000	$119,197
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000	217,810
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	120,000	114,709
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	170,000	121,066

Total Oil, Gas & Consumable Fuels				2,301,016

TOTAL ENERGY				2,305,918

MATERIALS - 2.1%
Metals & Mining - 1.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	280,000	266,304	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000	271,794	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000	147,367
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000	134,995	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	230,000	160,351	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	440,000	421,563
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	140,000	143,738
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	220,022

Total Metals & Mining				1,766,134

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	240,000	228,279	(b)

TOTAL MATERIALS				1,994,413

TOTAL CORPORATE BONDS & NOTES (Cost - $4,564,400)				4,300,331

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 2.3%
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.519%	3/15/40	330,000	327,045	(a)(d)
BX Trust, 2022-VAMF A (1 mo. Term SOFR + 0.850%)	5.677%	1/15/39	190,000	182,750	(a)(d)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/1/23 then 3.877%)	2.877%	7/25/49	188,889	174,952	(a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	210,000	163,841	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	87,257	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.060%	10/25/41	190,000	181,012	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.860%	2/25/42	142,110	140,749	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.960%	2/25/42	200,000	194,539	(a)(d)

See Notes to Schedule of Investments.

2	Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	6.560%	4/25/42	$167,388	$167,462	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.110%	10/25/41	130,000	126,367	(a)(d)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	6.741%	3/15/36	280,000	277,509	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A3	3.459%	12/15/49	189,679	177,945
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	62,019	60,527	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,387,923)				2,261,955

SOVEREIGN BONDS - 0.7%
Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	350,000	343,465	(b)

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	340,000	291,046

TOTAL SOVEREIGN BONDS (Cost - $706,952)				634,511

ASSET-BACKED SECURITIES - 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003-ABF1 A (1 mo. USD LIBOR + 0.740%) (Cost - $4,393)	5.585%	1/25/34	4,482	4,196	(d)

TOTAL INVESTMENTS - 99.5% (Cost - $105,356,934)				95,972,165
Other Assets in Excess of Liabilities - 0.5%				512,215

TOTAL NET ASSETS - 100.0%				$96,484,380

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report	3

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	61	6/23	$12,517,783	$12,593,641	$(75,858)
U.S. Treasury 5-Year Notes	12	6/23	1,297,502	1,314,094	(16,592)

Net unrealized depreciation on open futures contracts					$(92,450)

See Notes to Schedule of Investments.

4	Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,000	USD	21,649	BNP Paribas SA	4/18/23	$63
EUR	88,700	USD	96,615	BNP Paribas SA	4/18/23	(323)
EUR	106,000	USD	114,574	BNP Paribas SA	4/18/23	498
USD	6,425	EUR	6,001	BNP Paribas SA	4/18/23	(90)
USD	7,482	EUR	7,001	BNP Paribas SA	4/18/23	(118)
USD	8,551	EUR	8,001	BNP Paribas SA	4/18/23	(135)
USD	12,780	EUR	12,001	BNP Paribas SA	4/18/23	(248)
USD	19,271	EUR	18,001	BNP Paribas SA	4/18/23	(271)
USD	27,741	EUR	26,001	BNP Paribas SA	4/18/23	(486)
USD	28,573	EUR	27,001	BNP Paribas SA	4/18/23	(739)
USD	10,683	EUR	10,001	Goldman Sachs Group Inc.	4/18/23	(174)
USD	11,695	EUR	11,001	Goldman Sachs Group Inc.	4/18/23	(247)
USD	7,528	EUR	7,001	Morgan Stanley & Co. Inc.	4/18/23	(72)

Net unrealized depreciation on open forward foreign currency contracts						$(2,342)

Abbreviation(s) used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$88,771,172	—	$88,771,172
Corporate Bonds & Notes	—	4,300,331	—	4,300,331
Collateralized Mortgage Obligations	—	2,261,955	—	2,261,955
Sovereign Bonds	—	634,511	—	634,511
Asset-Backed Securities	—	4,196	—	4,196

Total Investments	—	$95,972,165	—	$95,972,165

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$561	—	$561

Total	—	$95,972,726	—	$95,972,726

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$92,450	—	—	$92,450
Forward Foreign Currency Contracts††	—	$2,903	—	2,903

Total	$92,450	$2,903	—	$95,353

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$515,323	$2,319,555	2,319,555	$2,834,878	2,834,878	—	$3,216	—	—

9